BINGHAM McCUTCHEN LLP

ONE FEDERAL STREET

BOSTON, MASSACHUSETTS 02110

May 6, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:	CGM Trust (filing relates to CGM Mutual Fund, CGM Realty Fund and CGM Focus Fund (collectively, the “Series”))
Registration Statement on Form N-1A
(File Nos. 002-10653 and 811-00082)

Ladies and Gentlemen:

On behalf of our client, CGM Trust, a Massachusetts business trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of the Prospectuses and Statements of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 108 to the Trust's registration statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment.  The Amendment, which was filed via the EDGAR system on April 30, 2013, is the most recent amendment to the Trust's registration statement relating to the above-referenced Series of the Trust.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to this filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz